Cash, cash equivalents, short-term investments and non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash, cash equivalents and financial assets

(in thousands of euro)	June 30, 2021	December 31, 2020

Cash and cash equivalents	103,980	136,792
Short-term investments	15,341	14,845
Cash, cash equivalents and short-term investments	119,321	151,637
Non-current financial assets	40,081	38,934
Cash, cash equivalents and financial assets	159,402	190,571

Disclosure of reconciliation of changes in short-term investments and non-current financial assets
Changes in short-term investments and non-current financial assets for the six months ended June 30, 2020 and 2021 are the following:

(in thousands of euro)	December 31, 2020	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2021
Short-term investments	14,845	—	—	53	—	443	15,341
Non-current financial assets	38,934	—	—	978	170	—	40,081
Total	53,779	—	—	1,031	170	443	55,422

(in thousands of euro)	December 31, 2019	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2020
Short-term investments	15,978	—	—	173	—	48	16,199
Non-current financial assets	37,005	3,000	—	(2,709)	(425)	—	36,872
Total	52,983	3,000	—	(2,536)	(425)	48	53,071